Events after the reporting period	12 Months Ended
Mar. 31, 2023
Events After The Reporting Period [Abstract]
Events after the reporting period
38.
Events after the reporting period

On April 27, 2023, the Board of Directors approved the buyback of equity shares, subject to the approval of shareholders, for purchase by the Company of up to 269,662,921 equity shares of ₹ 2 (US$ 0.02) each (being 4.91% of the total number of equity shares in the paid-up equity capital of the Company) from the shareholders of the Company on a proportionate basis by way of a tender offer at a price of ₹ 445 (US$ 5.41) per equity share for an aggregate amount not exceeding ₹ 120,000 (US$ 1,460 million), in accordance with the provisions contained in the Securities and Exchange Board of India (Buy-back of Securities) Regulations, 2018 and the Companies Act, 2013 and rules made thereunder. Taxes and transaction costs due on the buyback of equity shares will be paid separately.